INTEREST IN ASSOCIATES - PRINCIPAL ASSOCIATES (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
INTEREST IN ASSOCIATES
Particulars of issued and paid up capital	¥ 119,896		¥ 121,071
China Oil & Gas Pipeline Network Corporation ("PipeChina")
INTEREST IN ASSOCIATES
Particulars of issued and paid up capital	¥ 500,000
Percentage of equity held by the Company	9.42%
Percentage of equity held by Company's subsidiaries	4.58%	4.58%
Sinopec Finance Company Limited ("Sinopec Finance")
INTEREST IN ASSOCIATES
Particulars of issued and paid up capital	¥ 18,000
Percentage of equity held by the Company	49.00%
Sinopec Capital Co.,Ltd. ("Sinopec Capital")
INTEREST IN ASSOCIATES
Particulars of issued and paid up capital	¥ 10,000
Percentage of equity held by the Company	49.00%
Zhongtian Synergetic Energy Company Limited ("Zhongtian Synergetic Energy")
INTEREST IN ASSOCIATES
Particulars of issued and paid up capital	¥ 17,516
Percentage of equity held by Company's subsidiaries	38.75%	38.75%
Caspian Investments Resources Ltd. ("CIR")
INTEREST IN ASSOCIATES
Particulars of issued and paid up capital | $		$ 10,002
Percentage of equity held by Company's subsidiaries	50.00%	50.00%